Discontinued operations	6 Months Ended
Mar. 31, 2026
Discontinued operations
Discontinued operations
4.	Discontinued operations

In May 2023, Arqit announced that it was selling its satellite division consisting of satellite assets under construction, patents, customer contracts and an engineering team. During the six months ended March 31, 2024, Arqit was unsuccessful in its efforts to identify a buyer for the satellite division and/or related IP, and as a result the assets of the satellite division were fully impaired as at 31 March 2024. The condensed consolidated statement of comprehensive income presents profit/(loss) from discontinued operations separately from continuing operations.

During the six months ended 31 March 2026, Arqit recognised a grant claim received of $26k related to a satellite project completed during the fiscal year ended 30 September 2026.

The impact on the statement of comprehensive income is as below:

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000
Other Income	24	117
Administrative expenses	—	(59)
Impairment loss	—	33
Tax credit	—	—
Profit/(loss) from discontinued operation, net of tax	24	91

The net cash flows associated with the discontinued operations are as follow:

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000
Net cash generated in/from operating activities	24	117
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—
Net cash flows for the period	24	117

There is no impact from the discontinued operation on the financial position of the Group at 31 March 2026.